Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Summary of Income Tax Recognized in Profit or Loss

Income Tax Recognized in Profit or Loss

	For the year ended December 31
	2018	2019	2020
Current tax expense/(benefit)
In respect of the current period	$-	$462,713	$-
Adjustments for prior periods	14,439	(54,711)	-
	$14,439	$408,002	$-

	2018	2019	2020
Loss before income tax	$(42,171,158)	$(46,657,534)	$(16,971,289)
Income tax benefit calculated at the statutory rate	(7,169,097)	(7,931,781)	(2,885,119)
Nondeductible expenses in determining taxable income	112,263	4,115,850	84,196
Tax credits for research and development expenditures	(2,312,251)	(2,474,280)	(521,234)
Unrecognized loss carryforwards	9,261,996	5,980,036	3,022,607
Effect of different tax rates of group entities operating in other jurisdictions	107,089	322,888	299,550
Withholding tax	-	450,000	-
Adjustments for prior years’ tax	14,439	(54,711)	-
Income tax expense recognized in profit or loss	$14,439	$408,002	$-